Leases - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation Of Leases For Lessee [Line Items]
Contractual capital commitments	£ 5	£ 3
Finance lease receivable decreased	6	(15)
Liabilities included in disposal groups classified as held for sale	0	£ 0	[1]
Lease liabilities [member]
Presentation Of Leases For Lessee [Line Items]
Liabilities included in disposal groups classified as held for sale	£ 0

[1]	Comparative balances have been restated – see Note 1b.